3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

direct fax:  866.422.2114

falcoj@pepperlaw.com

October 1, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attn:   James E. O’Connor, Senior Counsel

Re:                                                     StoneCastle Financial Corp. (the “Company”)
1940 Act File No. 811-22853
1933 Act File No. 333-197689

Dear Mr. O’Connor:

On behalf of the Company, transmitted herewith for filing is Pre-Effective No. 2 to the Company’s registration statement on Form N-2 (the “Amendment”) under the Securities Act of 1933, as amended (the “1933 Act”).  The Amendment also constitutes Amendment No. 8 to the Company’s registration statement under the Investment Company Act of 1940, as amended.  The Amendment is being filed in order to include updated fee and expense information in the Prospectus and to make other non-material changes.

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Please direct any questions concerning this letter to my attention at 215.981.4659, or in my absence to John Ford, at 215.981.4009.

Very truly yours,

/s/ John P. Falco
John P. Falco

cc:                            Ms. Christina DiAngelo Fettig, Senior Staff Accountant, U.S. Securities and Exchange Commission
Rachel N. Schatten, Esq.
Thomas Friedmann, Esq.
John M. Ford, Esq.

EXHIBIT A

StoneCastle Financial Corp.

152 West 57th Street, 35th Floor

New York, New York 10019

October 1, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attn: James E. O’Connor, Senior Counsel

Re:	StoneCastle Financial Corp. (the “Company”)
1940 Act File No. 811-22853
1933 Act File No. 333-197689

Dear Mr. O’Connor:

In connection with the Company’s response to certain oral comments received from the staff of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s pre-effective no. 1 registration statement on Form N-2 filed with the Commission on September 18, 2014 (the “Amendment”), the Company is providing the following, as instructed:

The Company acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment, (ii) Commission staff comments or changes to disclosure in response to staff comments in the Amendment reviewed by the staff do not foreclose the Commission from taking any action with respect to the Amendment, and (iii) the Company may not assert staff comments with respect to the Amendment as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John P. Falco of Pepper Hamilton LLP, counsel to the Company, at 215.981.4659.

Very truly yours,

/s/ Rachel N. Schatten
Rachel N. Schatten, Esq.
General Counsel and Chief Compliance Officer

cc:                            Christina DiAngelo Fettig, Senior Staff Accountant, U.S. Securities and Exchange Commission
John P. Falco, Esq.